OTHER INCOME (EXPENSE) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Interest Expense, Operating and Nonoperating			$ 33,000		$ 47,565
Loss On Writeoff Of Asset					22,145
Other Nonoperating Income (Expense)	$ (1,189)		$ 4,660		$ 192	$ 612